Investments - Summary of Summarized Financial Information (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Current assets	$ 515,245	$ 1,157,294		$ 699,480
Current liabilities	$ 25,857,422	21,948,509		$ 338,004
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Current assets		1,464,800,000	$ 1,152,000,000		$ 1,012,000,000
Current liabilities		$ 2,696,500,000	2,108,800,000		1,887,100,000
Equity Method Investee [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Current assets			189,000,000		125,300,000
Non-current assets			203,000,000		166,400,000
Current liabilities			215,500,000		253,900,000
Non-current liabilities			$ 65,000,000		$ 59,800,000